Consolidated Statements of Loss - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Profit or loss [abstract]
Sales	$ 47,317	$ 27,109
Cost of sales	763,184	1,837,555	603,718
Gross profit (loss)	(715,867)	(1,810,446)	(603,718)
Operating expenses
Accretion expense	67,175	211,155
Amortization	101,350	100,202	17,722
Bad debts			10,020
Consulting and director fees	993,215	775,916	344,003
Depreciation	37,417	1,553
Foreign exchange (gain) loss	40,691	16,833	65,612
Insurance	80,900	58,452	17,568
Interest expense	157,367	178,767	133,915
Investor relations, filing, and compliance fees	284,225	268,679	126,344
Marketing	2,102,152	1,166,286
Other general and administrative expenses	78,416	49,808	11,327
Professional fees	588,039	891,673	519,076
Research and development	430,632
Share-based compensation	1,917,172	1,173,512	111,135
Salaries and benefits	635,583	578,650	407,526
Travel	30,288	30,036	12,558
Total operating expenses	7,544,622	5,501,522	1,776,806
Loss before other income (expenses)	(8,260,489)	(7,311,968)	(2,380,524)
Other income (expenses)
Interest income	67,922	68,867	53,548
Share of profit (loss) of equity investment		195,726	(119,654)
Write-off of associate			(310,484)
Write-off of investment in films			(12,447)
Write-off of licenses	(330,276)	(717,125)
Listing expense			(4,130,557)
Project investigation		(192,601)	(359,590)
Derivative liability - warrants			(1,557,086)
Gain (loss) on derivative liability	1,102,277	(449,519)	1,030,328
Gain (loss) on settlement of debt	39,032	(98,487)	209,670
Unrealized gains on equity instruments	2,383,004	953,961
Allowance for credit loss	(184,881)	(145,431)
Total other income (expenses)	3,077,078	(384,609)	(5,196,272)
Loss before income tax	(5,183,411)	(7,696,577)	(7,576,796)
Deferred income tax expense (recovery)		(160,917)
Loss attributable to Liquid Media Group	(5,183,411)	(7,535,660)	(7,576,796)
Profit (loss) from discontinued operations	(2,813,889)	(91,315)	78,184
Loss for the year	(7,997,300)	(7,787,892)	(7,498,612)
Loss attributable to:
Shareholders of the Company	(6,231,009)	(7,581,384)	(7,537,749)
Non-controlling interest	(1,766,291)	(43,932)	37,516
Loss for the year	$ (7,997,300)	$ (7,787,892)	$ (7,498,612)